UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2022
Semiannual
Report
Fund Name Class A Class C Class I
Nuveen Georgia Municipal Bond Fund FGATX FGCCX FGARX
Nuveen Louisiana Municipal Bond Fund FTLAX FAFLX FTLRX
Nuveen North Carolina Municipal Bond Fund FLNCX FDCCX FCNRX

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NOT FDIC INSURED MAY LOSE
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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 14
Expense Examples 15
Portfolios of Investments 17
Statement of Assets and Liabilities 40
Statement of Operations 41
Statement of Changes in Net Assets 42
Financial Highlights 44
Notes to Financial Statements 50
Additional Fund Information 62
Glossary of Terms Used in this Report 63
Liquidity Risk Management Program 65

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until their zero-COVID policy effectively ended in December 2022. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.25% over a nine-
month span to a range of 4.25% to 4.50% by year-end. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook.
However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 20, 2023

Important Notices

For Shareholders of
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Funds’ May 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
P erformance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Georgia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Georgia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (2.78)% (11.57)% 0.43% 1.21% 0.83%
Class A Shares at maximum Offering Price 3/27/86 (6.85)% (15.29)% (0.43)% 0.78% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Georgia Index — (1.35)% (8.12)% 1.17% 1.73% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/14/97 (2.68)% (11.49)% 0.62% 1.41% 0.63%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.19)% (12.35)% (0.37)% 0.80% 1.63%
Class C Shares at maximum Offering Price 2/10/14 (4.15)% (12.35)% (0.37)% 0.80% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 94.7%
Other Assets Less Liabilities 5.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Georgia 99.2%
Puerto Rico 0.8%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 31.6%
Tax Obligation/General 18.1%
Transportation 11.3%
Tax Obligation/Limited 10.4%
U.S. Guaranteed 9.7%
Health Care 8.9%
Education and Civic
Organizations 7.5%
Consumer Discretionary 2.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.3%
AAA 8.4%
AA 49.7%
A 25.0%
BBB 8.6%
N/R (not rated) 1.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Louisiana Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Louisiana Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/12/89 (1.98)% (8.90)% 1.51% 2.12% 0.79%
Class A Shares at maximum Offering Price 9/12/89 (6.09)% (12.71)% 0.64% 1.69% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Louisiana Index — (1.06)% (6.45)% 1.83% 2.32% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/25/97 (1.96)% (8.68)% 1.70% 2.33% 0.59%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.39)% (9.62)% 0.70% 2.02% 1.59%
Class C Shares at maximum Offering Price 2/10/14 (3.36)% (9.62)% 0.70% 2.02% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97.8%
Common Stocks 4.1%
Other Assets Less Liabilities (1.9)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Louisiana 89.8%
Ohio 2.3%
Puerto Rico 1.9%
Guam 1.8%
New York 1.0%
Colorado 0.6%
Texas 0.5%
Virginia 0.5%
Iowa 0.4%
Missouri 0.4%
Illinois 0.3%
Virgin Islands 0.2%
Wisconsin 0.1%
Minnesota 0.1%
New Jersey 0.1%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 25.6%
Health Care 13.8%
Tax Obligation/Limited 10.1%
Utilities 9.8%
Transportation 9.5%
Tax Obligation/General 8.6%
U.S. Guaranteed 6.1%
Other 12.5%
Common Stocks 4.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.1%
AAA 2.4%
AA 27.0%
A 33.7%
BBB 13.2%
BB or Lower 3.4%
N/R (not rated) 10.2%
N/A (not applicable) 4.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Louisiana personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen North Carolina Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond North Carolina Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (2.48)% (11.15)% 0.38% 1.28% 0.77%
Class A Shares at maximum Offering Price 3/27/86 (6.58)% (14.90)% (0.49)% 0.84% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond North Carolina Index — (1.23)% (7.66)% 1.15% 1.65% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/05/97 (2.45)% (10.98)% 0.59% 1.47% 0.57%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.86)% (11.77)% (0.38)% 1.04% 1.57%
Class C Shares at maximum Offering Price 2/10/14 (3.83)% (11.77)% (0.38)% 1.04% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99.3%
Other Assets Less Liabilities 0.7%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
North Carolina 97.6%
Puerto Rico 2.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 19.7%
Transportation 18.4%
Utilities 17.7%
Education and Civic
Organizations 17.2%
Health Care 11.9%
Tax Obligation/General 8.5%
U.S. Guaranteed 5.1%
Other 1.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.5%
AAA 18.1%
AA 59.8%
A 7.7%
BBB 6.5%
N/R (not rated) 3.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from North
Carolina personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .44% 1 .74% 2 .74%
SEC 30-Day Yield 2 .95% 2 .30% 3 .28%
Taxable-Equivalent Yield (46.6%)
2
5 .50% 4 .29% 6 .12%
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .54% 1 .91% 2 .88%
SEC 30-Day Yield 3 .33% 2 .70% 3 .68%
Taxable-Equivalent Yield (45.1%)
2
6 .02% 4 .88% 6 .65%
Nuveen North Carolina Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .09% 1 .45% 2 .41%
SEC 30-Day Yield 2 .85% 2 .20% 3 .18%
Taxable-Equivalent Yield (45.8%)
2
5 .26% 4 .06% 5 .87%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2022.
The beginning of the period is June 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $972.25 $968.13 $973.17
Expenses Incurred During the Period $4.15 $8.09 $3.17
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.86 $1,016.85 $1,021.86
Expenses Incurred During the Period $4.26 $8.29 $3.24
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64% and 0.64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $980.20 $976.12 $980.45
Expenses Incurred During the Period $3.97 $7.93 $2.98
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.06 $1,017.05 $1,022.06
Expenses Incurred During the Period $4.05 $8.09 $3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen North Carolina Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $975.17 $971.39 $975.50
Expenses Incurred During the Period $3.86 $7.81 $2.87
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.16 $1,017.15 $1,022.16
Expenses Incurred During the Period $3.95 $7.99 $2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 94.7%
X 181,077,729 MUNICIPAL BONDS - 94.7%
X 181,077,729
Consumer Discretionary - 2.4%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,768,400
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,790,690
5,200 Total Consumer Discretionary 4,559,090
Education and Civic Organizations - 7.1%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,040,890
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,098,440
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,105,520
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 2,856,920
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,149,320
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call A3 626,677
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 A3 740,468
13,185 Total Education and Civic Organizations 13,618,235
Health Care - 8.4%
3,270 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4),(5)
1/23 at 100.00 N/R 224,845
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA+ 5,368,189
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 A+ 499,345
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A+ 719,540
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,366,257
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 AA 2,381,650
2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2020A, 4.000%, 2/15/39
2/30 at 100.00 A 2,429,350
2,000 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 A+ 2,050,960
19,480 Total Health Care 16,040,136
Tax Obligation/General - 17.2%
2,845 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 Aa1 3,196,585
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 545,260
450 Bryan County School District, Georgia, General Obligation Bonds, Series
2021, 5.000%, 8/01/25
No Opt. Call AA+ 477,545

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA $ 843,788
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 2,038,040
265 Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021,
5.000%, 6/01/27
No Opt. Call AA 290,790
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,138,320
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 898,730
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,722,362
4,490 Douglasville Convention and Conference Center Authority, Georgia,
Revenue Bonds, Series 2021, 2.250%, 2/01/47
2/31 at 100.00 AA 2,779,086
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,177,748
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 Aa1 791,488
500 Franklin County School District, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 3/01/28
No Opt. Call Aa1 555,475
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 AA 5,223,600
Georgia State Road and Tollway Authority, Guaranteed
Revenue Bonds, Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 AAA 1,161,093
2,380 4.000%, 7/15/38 7/31 at 100.00 AAA 2,456,993
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,199,540
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 269,683
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,415,311
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 Aa2 555,620
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,099,240
33,070 Total Tax Obligation/General 32,836,297
Tax Obligation/Limited - 9.8%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,533,795
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,575,200
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 441,787
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,127,384
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A 599,998
145 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 152,612
125 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 132,183
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa1 950,810
2,010 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28 2021 579872
No Opt. Call AAA 2,152,710
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call AAA 1,759,229

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Jefferson Public Building Authority, Georgia, Revenue
Bonds, Jackson County Project, Series 2021:
$ 340 4.000%, 3/01/26 No Opt. Call Aa2 $ 353,307
610 4.000%, 3/01/27 No Opt. Call Aa2 640,195
655 4.000%, 3/01/28 No Opt. Call Aa2 692,558
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AA+ 2,095,080
2,000 5.000%, 7/01/42 7/26 at 100.00 AA+ 2,093,260
1,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 1,496,303
18,066 Total Tax Obligation/Limited 18,796,411
Transportation - 10.7%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 Aa3 2,164,700
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 AA- 2,474,834
2,000 5.000%, 1/01/33 1/24 at 100.00 AA- 2,039,140
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38,
(AMT)
7/29 at 100.00 AA- 1,927,840
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 BBB+ 163,256
170 5.000%, 1/01/33 1/25 at 100.00 BBB+ 173,318
100 5.000%, 1/01/34 1/25 at 100.00 BBB+ 101,825
150 5.000%, 1/01/35 1/25 at 100.00 BBB+ 152,570
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 AA 4,745,520
2,000 4.000%, 7/01/51 7/31 at 100.00 AA 1,895,620
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 AA 4,619,748
20,080 Total Transportation 20,458,371
U.S. Guaranteed - 9.2% (6)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 Aa2 7,548,970
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 516,860
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,102,384
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,027,950
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2 2,063,600
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 AAA 4,308,000
16,630 Total U.S. Guaranteed 17,567,764
Utilities - 29.9%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 519,550
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,073,090
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 Aa2 1,736,239

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
$ 1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA $ 985,120
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA 1,136,807
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,135,138
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,825,301
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,117,440
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 2,029,846
Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020:
500 5.000%, 3/01/30 No Opt. Call A2 557,980
1,250 4.000%, 3/01/35 3/30 at 100.00 A2 1,249,625
1,000 4.000%, 3/01/41 3/30 at 100.00 A2 960,730
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AAA 1,248,199
2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series 2011A, 5.250%, 10/01/41
1/23 at 100.00 Aa3 2,503,075
605 Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019,
5.000%, 3/01/31 - BAM Insured
3/29 at 100.00 AA 672,978
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/23 at 100.00 AA 1,001,720
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
1/23 at 100.00 A1 2,000,500
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,504,605
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,009,120
550 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2021, 5.000%, 2/01/25
No Opt. Call Aa2 577,786
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 AA 504,375
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 496,540
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 326,406
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 365,591
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,815,467
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A 2,753,548
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,535,172
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa1 2,007,560
1,000 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 BBB+ 950,340
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 AA 3,405,220
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 894,220
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 896,927
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,420,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
$ 2,000 5.000%, 1/01/45 1/31 at 100.00 A2 $ 2,022,480
2,500 5.000%, 1/01/50 1/31 at 100.00 A2 2,512,300
2,405 5.000%, 1/01/59 7/28 at 100.00 BBB+ 2,382,850
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 574,010
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,472,475
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,021,020
57,915 Total Utilities 57,201,425
$ 183,626 Total Long-Term Investments (cost $191,128,180) 181,077,729
Other Assets Less Liabilities - 5.3% 10,199,546
Net Assets - 100% $ 191,277,275
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.9%
X 208,899,852 MUNICIPAL BONDS - 97.8%
X 208,899,852
Consumer Staples - 4.1%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 2,770 3.000%, 6/01/48 6/30 at 100.00 BBB+ $ 1,986,533
2,080 4.000%, 6/01/48 6/30 at 100.00 BBB+ 1,812,283
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/22 at 100.00 N/R 611,046
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 291,186
2,665 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
5/23 at 100.00 A- 2,706,308
200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 193,556
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,076,480
9,830 Total Consumer Staples 8,677,392
Education and Civic Organizations - 26.1%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,020,736
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
1/23 at 100.00 AA 816,540
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 477,265
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 667,008
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,059,580
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,047,325
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.?Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 694,800
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,040,880
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,019,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 A3 $ 454,615
1,200 3.000%, 3/01/37 3/31 at 100.00 A3 1,001,256
1,270 3.000%, 3/01/39 3/31 at 100.00 A3 1,020,470
1,000 3.000%, 3/01/42 3/31 at 100.00 A3 783,530
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,169,944
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,046,120
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,591,380
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,125,748
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A+ 235,919
1,680 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,535,906
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 204,760
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,527,675
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 A 2,067,388
4,510 5.000%, 7/01/59 7/29 at 100.00 A 4,568,946
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,523,100
5,300 5.000%, 7/01/56 7/26 at 100.00 A 5,345,421
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 472,445
540 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 504,479
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 255,420
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,147,934
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 17,818
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 2,779,026
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A+ 1,936,560
2,645 4.000%, 4/01/50 4/30 at 100.00 A+ 2,416,393
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 Caa1 900,000

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
1/23 at 100.00 N/R $ 1,036,915
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
2,835 0.000%, 10/01/31 (5) No Opt. Call Baa1 2,839,541
2,040 5.250%, 10/01/46 10/33 at 100.00 Baa1 1,932,778
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,518,405
58,280 Total Education and Civic Organizations 55,803,066
Energy - 0.1%
175 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 173,549
Health Care - 14.1%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 739,968
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,785,200
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 402,398
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 531,755
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,078,330
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,035,980
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,648,109
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
950 5.750%, 7/01/25 No Opt. Call A2 987,820
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 4,039,200
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,066,510
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 276,486
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 202,532
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call BBB+ 340,166
1,000 5.000%, 7/01/32 7/31 at 100.00 BBB+ 1,087,240
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,795,776
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,450,736
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 958,880
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,325,240
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,427,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 A- $ 907,920
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
4/23 at 100.00 A 1,085,369
29,665 Total Health Care 30,172,655
Housing/Multifamily - 1.3%
1,870 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
12/22 at 100.00 AA+ 1,871,833
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 948,770
2,870 Total Housing/Multifamily 2,820,603
Housing/Single Family - 2.0%
1,810 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,783,556
2,580 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 Aaa 2,502,110
4,390 Total Housing/Single Family 4,285,666
Industrials - 2.1%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/23 at 100.00 BBB- 761,186
220 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 221,855
280 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 212,487
95 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 70,942
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 82,774
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,470,360
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 98,057
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 99,018
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 1,070,610
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 218,954
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
1/23 at 100.00 BBB 234,780
6,185 Total Industrials 4,541,033

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.1%
$ 2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R $ 1,978,816
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 385,540
3,200 Total Long-Term Care 2,364,356
Materials - 2.0%
4,570 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 4,224,874
Tax Obligation/General - 8.7%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,071,827
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,616,416
265 Cameron Parish School District 15, Louisiana, General Obligation Bonds,
Series 2021, 4.000%, 10/01/37
10/30 at 100.00 BBB 257,712
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
350 4.000%, 10/01/39 10/30 at 100.00 BBB 330,876
425 4.000%, 10/01/40 10/30 at 100.00 BBB 398,935
Livingston Parish School District 1, Louisiana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,063,776
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 551,099
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 999,130
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 Aa2 1,076,902
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 A+ 3,077,760
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 A+ 1,852,251
2,000 5.000%, 12/01/46 12/30 at 100.00 A+ 2,091,420
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 132,618
525 5.000%, 12/01/29 12/25 at 100.00 A+ 555,602
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38 , (WI/DD, Settling 12/01/22)
12/32 at 100.00 A+ 2,031,987
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,544,680
18,605 Total Tax Obligation/General 18,652,991
Tax Obligation/Limited - 10.3%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 BB 151,747
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,192,030
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,009,000
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 AA 3,005,760
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 1,961,980
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 814,980
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 N/R 989,910
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 536,588

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA $ 1,506,693
500 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 500,825
675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 681,007
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,448,891
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,487,407
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 319,667
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/36 - AGC Insured
No Opt. Call AAA 991,710
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 N/R 86,695
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 760,853
680 4.000%, 8/01/39 8/29 at 100.00 AA 681,516
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 745,440
108 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 91,698
22,457 Total Tax Obligation/Limited 21,964,397
Transportation - 9.7%
1,345 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,350,999
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 785,895
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 822,307
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,047,070
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,006,280
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,039,580
1,295 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,305,166
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A 198,660
1,000 4.000%, 1/01/38 1/29 at 100.00 A 986,550
1,015 4.000%, 1/01/39 1/29 at 100.00 A 993,441
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A 2,037,060
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,359,163
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,079,140

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 $ 834,448
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 2,798,730
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 991,860
20,335 Total Transportation 20,636,349
U.S. Guaranteed - 6.2% (6)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,047,070
1,500 Louisiana Energy and Power Authority, Power Project Revenue Bonds,
LEPA Unit 1, Series 2013A, 5.250%, 6/01/38, (Pre-refunded 6/01/23) -
AGM Insured
6/23 at 100.00 AA 1,520,295
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,086,220
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,086,220
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,541,925
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,673,028
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 26,918
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 380,248
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24)
- AGM Insured
9/24 at 100.00 AA 830,208
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,389,166
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 209,368
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/32, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A 503,860
12,770 Total U.S. Guaranteed 13,294,526
Utilities - 10.0%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,604,094
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,004,670
2,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 2,055,720
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 798,950
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 A3 4,455,310

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B:
$ 1,085 5.000%, 6/01/45 6/30 at 100.00 A $ 1,132,556
1,000 4.000%, 6/01/50 6/30 at 100.00 A 911,540
2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 2,662
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB- 947,730
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 388
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 AA 1,469,331
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 AA 962,570
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 349,780
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,097,025
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,623,720
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,109,160
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 AA 299,779
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/23 at 100.00 CCC 462,160
25,605 Total Utilities 21,288,395
$ 218,937 Total Municipal Bonds (cost $226,752,185) 208,899,852
Shares Description (1) Value
X 8,806,439 COMMON STOCKS - 4.1%
X 8,806,439
Independent Power And Renewable Electricity Producers - 4.1%
$ 111,006 Energy Harbor Corp (7),(8) $ 8,806,439
Total Common Stocks (cost $2,755,685) 8,806,439
Total Long-Term Investments (cost $229,507,870) 217,706,291
Other Assets Less Liabilities - (1.9)% (4,054,481)
Net Assets - 100% $ 213,651,810
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air
Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 544,658,465 MUNICIPAL BONDS - 99.3%
X 544,658,465
Education and Civic Organizations - 17.1%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,127,169
2,000 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 1,893,660
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,129,480
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 656,295
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 692,743
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 459,225
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 506,957
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 811,238
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,583,055
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 4,685,175
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/32
10/31 at 100.00 Baa2 1,082,360
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 801,816
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 683,760
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,164,900
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 7,970,400
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,295,869
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,380,637
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,085,218
960 University of North Carolina at Chapel Hill, General Revenue Bonds, Series
2021B, 5.000%, 12/01/38
12/31 at 100.00 AAA 1,089,322
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A2 5,168,450
University of North Carolina, Asheville, General Revenue
Bonds, Refunding Series 2019:
1,025 5.000%, 6/01/30 6/29 at 100.00 A2 1,129,519
1,000 5.000%, 6/01/31 6/29 at 100.00 A2 1,095,400
1,125 5.000%, 6/01/32 6/29 at 100.00 A2 1,229,456
1,180 5.000%, 6/01/33 6/29 at 100.00 A2 1,285,645
1,240 5.000%, 6/01/34 6/29 at 100.00 A2 1,344,272
University of North Carolina, Charlotte, General Revenue
Bonds, Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 Aa3 249,577
4,415 4.000%, 10/01/40 10/27 at 100.00 Aa3 4,303,654
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 Aa3 2,288,405
6,600 5.000%, 10/01/47 10/27 at 100.00 Aa3 6,937,722

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
$ 1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 $ 1,104,290
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 921,590
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 Aa3 1,113,753
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,417,960
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 5.000%, 10/01/34 10/29 at 100.00 Aa3 1,099,550
1,275 5.000%, 10/01/35 10/29 at 100.00 Aa3 1,395,526
595 4.000%, 10/01/36 10/29 at 100.00 Aa3 598,028
University of North Carolina, Wilmington, General Revenue
Bonds, Series 2021:
750 4.000%, 10/01/41 10/29 at 100.00 Aa3 726,555
1,000 4.000%, 10/01/50 10/29 at 100.00 Aa3 919,780
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,768,605
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
7,910 4.000%, 4/01/45 4/30 at 100.00 Aa3 7,591,781
2,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 1,871,540
90,160 Total Education and Civic Organizations 93,660,337
Health Care - 11.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA- 2,090,220
3,000 5.000%, 1/15/36 1/26 at 100.00 AA- 3,112,560
1,685 5.000%, 1/15/40 1/26 at 100.00 AA- 1,731,371
6,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021C, 5.000%, 1/15/50, (Mandatory Put 12/01/28)
No Opt. Call AA- 6,627,000
5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2022A, 4.000%, 1/15/43
1/32 at 100.00 AA- 5,378,505
4,735 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 4,453,646
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 605,572
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
13,660 4.000%, 11/01/49 11/29 at 100.00 AA- 12,946,402
6,245 4.000%, 11/01/52 11/29 at 100.00 AA- 5,686,822
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 2,996,935
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 5,927,038
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
1/23 at 100.00 AA- 2,000,840
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 AA- 1,073,460
1,000 5.000%, 12/01/33 12/28 at 100.00 AA- 1,067,410
8,070 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/49
No Opt. Call AA 9,046,631
64,260 Total Health Care 64,744,412

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
$ 280 4.000%, 3/01/29 3/28 at 103.00 N/R $ 262,394
285 4.000%, 3/01/30 3/28 at 103.00 N/R 262,762
295 4.000%, 3/01/31 3/28 at 103.00 N/R 267,597
550 4.000%, 3/01/41 3/28 at 103.00 N/R 434,665
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 BBB- 2,233,885
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/44
7/26 at 103.00 N/R 1,036,965
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB 788,690
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 560,510
225 5.000%, 10/01/31 10/26 at 100.00 BBB 228,904
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 647,389
7,935 Total Long-Term Care 6,723,761
Materials - 0.3%
1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,653,785
Tax Obligation/General - 8.5%
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,000 5.000%, 7/01/28 7/26 at 100.00 AAA 1,081,120
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,350,250
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,075,560
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,927,758
Davidson County, North Carolina, General Obligation
Bonds, Refunding Series 2016:
300 5.000%, 6/01/25 No Opt. Call Aa1 317,292
1,150 5.000%, 6/01/26 No Opt. Call Aa1 1,240,540
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,078,700
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call AAA 2,531,542
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,504,451
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
715 5.000%, 4/01/29 No Opt. Call AA+ 807,736
965 5.000%, 4/01/31 No Opt. Call AA+ 1,121,243
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 520,956
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 528,975
2,000 Mecklenburg County, North Carolina, General Obligation Bonds,
Refunding Series 2013A, 5.000%, 12/01/26
No Opt. Call AAA 2,181,580
2,500 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2020A, 5.000%, 6/01/30
No Opt. Call AAA 2,897,725
4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA 4,051,600
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call AAA 11,989,297

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 $ 1,298,417
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 535,710
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 AA+ 2,231,729
Wake County, North Carolina, Limited Obligation Bonds,
Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 AA+ 2,272,820
2,000 5.000%, 9/01/36 9/29 at 100.00 AA+ 2,213,380
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
250 5.000%, 6/01/29 No Opt. Call AAA 285,255
290 5.000%, 6/01/31 No Opt. Call AAA 340,976
42,985 Total Tax Obligation/General 46,384,612
Tax Obligation/Limited - 19.5%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
650 5.000%, 4/01/30 No Opt. Call AA 744,848
655 5.000%, 4/01/31 No Opt. Call AA 761,051
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,315,263
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,440,656
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 435,932
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 108,840
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,099,789
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,766,910
990 Charlotte, North Carolina, Certificates of Participation, Government
Facilities & Equipment, Series 2021B, 5.000%, 12/01/29
No Opt. Call AA+ 1,130,115
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,525,251
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,122,498
2,450 4.000%, 6/01/38 6/29 at 100.00 AA+ 2,496,305
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,597,334
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
710 5.000%, 12/01/30 No Opt. Call AAA 829,450
520 5.000%, 12/01/31 12/30 at 100.00 AAA 606,081
800 5.000%, 12/01/32 12/30 at 100.00 AAA 929,992
625 4.000%, 12/01/34 12/30 at 100.00 AAA 661,644
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 321,665
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 375,528
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 660,209
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 509,400
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 507,695
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,564,945
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,055,050

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ $ 1,374,966
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
200 4.000%, 6/01/32 6/31 at 100.00 AA 211,586
420 4.000%, 6/01/33 6/31 at 100.00 AA 442,588
215 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 214,847
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
495 5.000%, 6/01/29 No Opt. Call Aa3 558,182
695 5.000%, 6/01/30 No Opt. Call Aa3 794,899
400 5.000%, 6/01/31 No Opt. Call Aa3 462,088
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
800 5.000%, 4/01/32 4/30 at 100.00 AA 912,528
555 5.000%, 4/01/33 4/30 at 100.00 AA 631,124
1,000 3.000%, 4/01/38 4/30 at 100.00 AA 870,760
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 558,821
775 4.000%, 6/01/33 6/31 at 100.00 AA 816,679
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
220 4.000%, 10/01/30 No Opt. Call Aa1 235,248
125 4.000%, 10/01/32 10/30 at 100.00 Aa1 132,690
150 4.000%, 10/01/33 10/30 at 100.00 Aa1 158,534
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
355 4.375%, 3/01/25, 144A No Opt. Call N/R 346,217
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,457,072
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call AA+ 4,111,017
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA 5,205,510
5,000 North Carolina State, Limited Obligation Bonds, Refunding Series 2014C,
5.000%, 5/01/25
5/24 at 100.00 AA+ 5,167,600
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
4,395 5.000%, 5/01/29 5/27 at 100.00 AA+ 4,796,791
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 9,763,644
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 AA+ 2,811,075
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 AA+ 2,472,149
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call AA+ 2,097,928
1,000 Onslow County, North Carolina, Limited Obligation Bonds, Series 2016,
5.000%, 10/01/27
10/26 at 100.00 Aa2 1,084,620
500 Orange County, North Carolina, Limited Obligation Bonds, Series 2021A,
5.000%, 11/15/28
No Opt. Call AA+ 562,030
11,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 11,277,502
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,048,926
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 472,363
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 777,217
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,072,010

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,970 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA $ 2,017,556
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,556,516
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 325,818
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,760,567
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 543,630
250 5.000%, 12/01/33 12/27 at 100.00 A 268,775
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 718,535
690 5.000%, 12/01/35 12/28 at 100.00 A 742,192
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,076,730
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 582,109
100,651 Total Tax Obligation/Limited 107,058,090
Transportation - 18.3%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,125,680
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,152,650
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,078,460
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,017,150
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 6,884,381
3,500 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 Aa3 3,367,525
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB 1,514,265
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB 11,186,755
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB 720,225
880 0.000%, 7/01/29 7/26 at 87.76 BBB 667,682
175 0.000%, 7/01/32 7/26 at 75.72 BBB 113,869
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 876,960
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,606,378
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,752,836
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,779,453
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 1,006,088
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,214,112
15,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47
1/30 at 58.00 AA+ 5,030,370
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,066,140
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,475,718
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,819,019

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
$ 70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA $ 44,001
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,225,018
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 11,830,694
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 10,544,293
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 7,692,261
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,114,960
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,285,870
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 314,751
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 837,155
145,935 Total Transportation 100,344,719
U.S. Guaranteed - 5.1% (4)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,258,302
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 420,136
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,850,977
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,826,905
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,044,020
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,199,988
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,304,997
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,061,136
6,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1 6,843,142
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson
& Wales University, Series 2013A, 5.000%, 4/01/28, (Pre-refunded
4/01/23)
4/23 at 100.00 A- 1,008,050
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 340,461
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,786,856
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,037,805
26,135 Total U.S. Guaranteed 27,982,775
Utilities - 17.5%
800 Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020, 5.000%, 4/01/32
4/30 at 100.00 Aa2 912,528
Cape Fear Public Utility Authority, North Carolina,  Water
and Sewer System Revenue Bonds, Refunding Series
2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 AA+ 1,936,046
2,115 4.000%, 8/01/44 8/29 at 100.00 AA+ 2,116,142
410 Cary, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2020B, 5.000%, 12/01/29
No Opt. Call AAA 471,402
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 993,072

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA $ 539,810
15,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series
2022A, 5.000%, 7/01/45
7/32 at 100.00 AAA 16,831,050
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,067,470
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,815 5.000%, 12/01/26 No Opt. Call AAA 1,979,076
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,111,200
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 2,814,813
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 5,002,350
4,500 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2020A, 4.000%, 6/01/45
6/30 at 100.00 AAA 4,502,970
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 AAA 14,895,061
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
550 5.000%, 5/01/30 No Opt. Call Aa1 631,054
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 441,791
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,320,843
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 5,335,803
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 684,456
215 Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series
2020, 5.000%, 8/01/31
8/30 at 100.00 AA 246,119
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,801,328
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,493,606
740 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A, 5.000%, 1/01/30
7/26 at 100.00 A 790,068
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,328,580
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,488,333
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,321,422
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,448,288
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,076,140
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 639,948
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,018,490
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,727,975
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,086,688
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 531,925
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 414,436
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 438,356
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,400,798

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
$ 1,150 5.000%, 6/01/25 No Opt. Call AAA $ 1,217,424
2,800 5.000%, 6/01/26 No Opt. Call AAA 3,024,336
365 5.000%, 6/01/29 6/26 at 100.00 AAA 393,660
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
650 5.000%, 6/01/28 No Opt. Call AAA 728,715
500 5.000%, 6/01/29 No Opt. Call AAA 570,190
525 5.000%, 6/01/30 No Opt. Call AAA 608,522
680 4.000%, 6/01/34 6/32 at 100.00 AAA 723,690
89,360 Total Utilities 96,105,974
$ 569,196 Total Long-Term Investments (cost $559,108,829) 544,658,465
Other Assets Less Liabilities - 0.7% 3,907,143
Net Assets - 100% $ 548,565,608
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Georgia Louisiana North Carolina
Assets
Long-term investments, at value
†
$ 181,077,729 $ 217,706,291 $ 544,658,465
Cash 6,959,756 – –
Receivable for interest 2,571,545 3,116,026 7,907,394
Receivable for investments sold 810,000 47,000 6,948,809
Receivable for shares sold 404,791 383,972 1,515,471
Other assets 3,898 4,242 74,020
Total assets 191,827,719 221,257,531 561,104,159
Liabilities
Cash overdraft – 4,802,686 1,623,241
Payable for dividends 57,969 71,739 211,332
Payable for interest – – 408,765
Payable for investments purchased - regular settlement – — 7,702,214
Payable for investments purchased - when-issued/delayed-delivery settlement – 1,923,741 –
Payable for shares redeemed 289,136 594,654 2,058,352
Accrued expenses:
Custodian fees 38,347 41,900 85,771
Management fees 77,287 85,661 220,334
Trustees fees 2,260 2,613 72,643
Shareholder servicing agent fees 28,527 19,623 70,608
12b-1 distribution and service fees 23,859 31,292 40,148
Other 33,059 31,812 45,143
Total liabilities 550,444 7,605,721 12,538,551
Net assets $ 191,277,275 $ 213,651,810 $ 548,565,608
†
Long-term investments, cost $ 191,128,180 $ 229,507,870 $ 559,108,829
Georgia Louisiana North Carolina
Class A Shares
Net Assets $ 129,132,567 $ 144,503,542 $ 203,092,359
Shares outstanding 13,366,954 13,893,530 20,485,188
Net asset value ("NAV") per share $ 9.66 $ 10.40 $ 9.91
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.08 $ 10.86 $ 10.34
Class C Shares
Net Assets $ 3,882,163 $ 10,049,160 $ 9,528,912
Shares outstanding 403,111 970,607 960,071
NAV and offering price per share $ 9.63 $ 10.35 $ 9.93
Class I Shares
Net Assets $ 58,262,545 $ 59,099,108 $ 335,944,337
Shares outstanding 6,047,778 5,670,147 33,748,795
NAV and offering price per share $ 9.63 $ 10.42 $ 9.95
Fund level net assets consist of:
Capital paid-in $ 212,244,301 $ 230,654,439 $ 600,772,118
Total distributable earnings (loss) (20,967,026) (17,002,629) (52,206,510)
Fund level net assets $ 191,277,275 $ 213,651,810 $ 548,565,608
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
Six Months Ended November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Georgia Louisiana North Carolina
Investment Income
Interest $ 3,175,048 $ 3,824,031 $ 8,687,167
Total Investment Income 3,175,048 3,824,031 8,687,167
Expenses
– – –
Management fees 478,249 544,122 1,436,374
12b-1 service fees - Class A Shares 125,776 148,040 206,465
12b-1 distribution and service fees - Class C Shares 21,226 53,973 51,519
Shareholder servicing agent fees 57,647 35,877 136,020
Interest expense 2,447 4,704 150,838
Custodian expenses, net 18,052 16,060 43,552
Trustees fees 3,408 3,967 10,213
Professional fees 28,294 29,760 45,470
Shareholder reporting expenses 11,856 9,784 19,852
Federal and state registration fees 2,256 2,201 2,584
Other 3,647 4,100 7,039
Total expenses 752,858 852,588 2,109,926
Net investment income (loss) 2,422,190 2,971,443 6,577,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (6,833,889) (1,111,811) (18,208,327)
Change in net unrealized appreciation (depreciation) of investments (991,850) (6,507,209) (4,576,437)
Net realized and unrealized gain (loss) (7,825,739) (7,619,020) (22,784,764)
Net increase (decrease) in net assets from operations $ (5,403,549) $ (4,647,577) $ (16,207,523)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Georgia Louisiana
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 2,422,190 $ 4,409,608 $ 2,971,443 $ 5,761,575
Net realized gain (loss) from investments (6,833,889) (2,056,830) (1,111,811) (1,334,477)
Change in net unrealized appreciation (depreciation) of
investments (991,850) (20,853,250) (6,507,209) (18,826,465)
Net increase (decrease) in net assets from operations (5,403,549) (18,500,472) (4,647,577) (14,399,367)
Distributions to Shareholders
Dividends:
Class A Shares (1,420,453) (2,745,773) (1,923,071) (3,705,606)
Class C Shares (30,534) (61,750) (96,968) (180,612)
Class I Shares (743,147) (1,539,063) (816,632) (1,534,439)
Decrease in net assets from distributions to shareholders (2,194,134) (4,346,586) (2,836,671) (5,420,657)
Fund Share Transactions
Proceeds from sale of shares 92,541,859 95,952,643 21,371,137 59,601,354
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,866,735 3,572,486 2,390,474 4,501,999
94,408,594 99,525,129 23,761,611 64,103,353
Cost of shares redeemed (88,489,706) (104,274,688) (31,141,683) (50,538,545)
Net increase (decrease) in net assets from Fund share transactions 5,918,888 (4,749,559) (7,380,072) 13,564,808
Net increase (decrease) in net assets (1,678,795) (27,596,617) (14,864,320) (6,255,216)
Net assets at the beginning of period 192,956,070 220,552,687 228,516,130 234,771,346
Net assets at the end of period $ 191,277,275 $ 192,956,070 $ 213,651,810 $ 228,516,130

See accompanying notes to financial statements.

North Carolina
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 6,577,241 $ 13,346,296
Net realized gain (loss) from investments (18,208,327) (11,003,506)
Change in net unrealized appreciation (depreciation) of investments (4,576,437) (69,457,429)
Net increase (decrease) in net assets from operations (16,207,523) (67,114,639)
Distributions to Shareholders
Dividends:
Class A Shares (1,949,575) (3,982,255)
Class C Shares (57,020) (108,346)
Class I Shares (3,931,707) (8,881,416)
Decrease in net assets from distributions to shareholders (5,938,302) (12,972,017)
Fund Share Transactions
Proceeds from sale of shares 199,444,974 251,578,675
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,686,468 10,154,762
204,131,442 261,733,437
Cost of shares redeemed (258,467,441) (337,060,346)
Net increase (decrease) in net assets from Fund share transactions (54,335,999) (75,326,909)
Net increase (decrease) in net assets (76,481,824) (155,413,565)
Net assets at the beginning of period 625,047,432 780,460,997
Net assets at the end of period $ 548,565,608 $ 625,047,432

Financial Highlights

Georgia
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.05 $ 0.12 $ (0.40) $ (0.28) $ (0.11) $ — $ (0.11) $ 9.66
2022 11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
2021 10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
2020 10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
2019 10.53 0.28 0.29 0.57 (0.29) — (0.29) 10.81
2018 10.79 0.31 (0.24) 0.07 (0.33) — (0.33) 10.53
Class
C
2023(e) 10.02 0.08 (0.40) (0.32) (0.07) — (0.07) 9.63
2022 11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
2021 10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
2020 10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
2019 10.50 0.20 0.27 0.47 (0.20) — (0.20) 10.77
2018 10.74 0.23 (0.23) — (0.24) — (0.24) 10.50
Class
I
2023(e) 10.02 0.13 (0.40) (0.27) (0.12) — (0.12) 9.63
2022 11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
2021 10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
2020 10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
2019 10.50 0.30 0.28 0.58 (0.30) — (0.30) 10.78
2018 10.75 0.33 (0.24) 0.09 (0.34) — (0.34) 10.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .78 ) % $ 129,133 0 .84% (f) 0 .84% (f) 2 .50% (f) 31%
( 8 .66 ) 124,199 0 .83 0 .83 1 .98 19
5 .01 144,796 0 .82 0 .82 2 .18 2
3 .42 107,819 0 .83 0 .83 2 .43 15
5 .48 100,544 0 .84 0 .84 2 .68 19
0 .63 95,507 0 .85 0 .83 2 .96 19
( 3 .19 ) 3,882 1 .64 (f) 1 .64 (f) 1 .70 (f) 31
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
4 .18 6,343 1 .62 1 .62 1 .39 2
2 .59 6,851 1 .63 1 .63 1 .63 15
4 .54 6,347 1 .64 1 .64 1 .88 19
0 .03 8,670 1 .65 1 .63 2 .15 19
( 2 .68 ) 58,263 0 .64 (f) 0 .64 (f) 2 .70 (f) 31
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19
5 .23 68,891 0 .62 0 .62 2 .38 2
3 .60 52,098 0 .63 0 .63 2 .63 15
5 .68 47,268 0 .64 0 .64 2 .87 19
0 .89 38,896 0 .65 0 .63 3 .14 19

Financial Highlights
(continued)
Louisiana
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.75 $ 0.14 $ (0.35) $ (0.21) $ (0.14) $ — $ (0.14) $ 10.40
2022 11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
2021 11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
2020 11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
2019 11.05 0.37 0.26 0.63 (0.36) — (0.36) 11.32
2018 11.19 0.38 (0.14) 0.24 (0.38) — (0.38) 11.05
Class
C
2023(e) 10.70 0.10 (0.36) (0.26) (0.09) — (0.09) 10.35
2022 11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
2021 11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
2020 11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
2019 11.00 0.28 0.25 0.53 (0.27) — (0.27) 11.26
2018 11.13 0.29 (0.13) 0.16 (0.29) — (0.29) 11.00
Class
I
2023(e) 10.78 0.15 (0.36) (0.21) (0.15) — (0.15) 10.42
2022 11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
2021 11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
2020 11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
2019 11.08 0.40 0.24 0.64 (0.38) — (0.38) 11.34
2018 11.22 0.41 (0.15) 0.26 (0.40) — (0.40) 11.08
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 1 .98 ) % $ 144,504 0 .80% (f) 0 .80% (f) 2 .73% (f) 9%
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
5 .81 110,922 0 .85 0 .84 3 .39 14
2 .16 100,312 0 .85 0 .84 3 .45 20
( 2 .39 ) 10,049 1 .60 (f) 1 .60 (f) 1 .93 (f) 9
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
4 .88 11,797 1 .65 1 .64 2 .58 14
1 .43 10,645 1 .65 1 .64 2 .65 20
( 1 .96 ) 59,099 0 .60 (f) 0 .60 (f) 2 .93 (f) 9
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8
5 .93 35,521 0 .65 0 .64 3 .58 14
2 .37 27,716 0 .65 0 .64 3 .65 20

Financial Highlights
(continued)
North Carolina
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.26 $ 0.11 $ (0.37) $ (0.26) $ (0.09) $ — $ (0.09) $ 9.91
2022 11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
2021 11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
2020 10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
2019 10.69 0.28 0.31 0.59 (0.29) — (0.29) 10.99
2018 10.94 0.30 (0.24) 0.06 (0.31) — (0.31) 10.69
Class
C
2023(e) 10.28 0.07 (0.36) (0.29) (0.06) — (0.06) 9.93
2022 11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
2021 11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
2020 11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
2019 10.69 0.19 0.32 0.51 (0.20) — (0.20) 11.00
2018 10.94 0.21 (0.24) (0.03) (0.22) — (0.22) 10.69
Class
I
2023(e) 10.31 0.12 (0.37) (0.25) (0.11) — (0.11) 9.95
2022 11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
2021 11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
2020 11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
2019 10.74 0.30 0.31 0.61 (0.31) — (0.31) 11.04
2018 10.98 0.32 (0.23) 0.09 (0.33) — (0.33) 10.74
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .48 ) % $ 203,092 0 .83% (f) 0 .78% (f) 2 .12% (f) 13%
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
5 .59 189,556 0 .82 0 .78 2 .59 24
0 .55 174,257 0 .81 0 .78 2 .77 19
( 2 .86 ) 9,529 1 .63 (f) 1 .58 (f) 1 .33 (f) 13
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
4 .80 17,622 1 .62 1 .58 1 .79 24
( 0 .28 ) 19,364 1 .61 1 .58 1 .97 19
( 2 .45 ) 335,944 0 .63 (f) 0 .58 (f) 2 .32 (f) 13
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7
5 .77 320,072 0 .62 0 .58 2 .80 24
0 .87 291,153 0 .61 0 .58 2 .97 19

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940 (the
“1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund
(“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is November 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Fund
Gross
Custodian Fee
Credits
Georgia
$ 1,634
Louisiana
6,241
North Carolina
2,122

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

Notes to Financial Statements
(Unaudited) (continued)
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 180,852,884 $ 224,845** $ 181,077,729
Total $ – $ 180,852,884 $ 224,845 $ 181,077,729
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 208,899,852 $ – $ 208,899,852
Common Stocks – 8,806,439 – 8,806,439
Total $ – $ 217,706,291 $ – $ 217,706,291
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 544,658,465 $ – $ 544,658,465
Total $ – $ 544,658,465 $ – $ 544,658,465
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ — $ —
Louisiana
— — —
North Carolina
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Georgia
$ — — %
Louisiana
— —
North Carolina
10,463,260 2.49

As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ — $ —
Louisiana
— — —
North Carolina
— — —
Fund
Purchases
Sales and
Maturities
Georgia
$ 62,708,584 $ 56,134,219
Louisiana
18,927,526 19,264,597
North Carolina
76,306,827 127,801,849

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
Georgia Shares Amount Shares Amount
Shares sold:
Class A 8,383,058 $80,016,074 7,210,007 $75,176,802
Class A - automatic conversion of Class C Shares 1,033 10,220 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 46,535 522,593
Class C 17,939 176,846 38,330 396,865
Class I 1,283,413 12,338,719 1,842,037 19,856,383
Shares issued to shareholders due to reinvestment of distributions:
Class A 127,079 1,222,257 213,621 2,318,155
Class C 2,995 28,693 5,336 57,759
Class I 64,214 615,785 110,875 1,196,572
9,879,731 94,408,594 9,466,741 99,525,129
Shares redeemed:
Class A (7,501,505) (71,467,677) (8,023,693) (84,075,344)
Class C (86,285) (829,267) (141,702) (1,552,766)
Class C - automatic conversion to Class A Shares (1,037) (10,220) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (46,703) (522,603)
Class I (1,690,208) (16,182,542) (1,720,340) (18,123,975)
(9,279,035) (88,489,706) (9,932,438) (104,274,688)
Net increase (decrease) 600,696 $5,918,888 (465,697) $(4,749,559)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Louisiana Shares Amount Shares Amount
Shares sold:
Class A 1,060,271 $10,971,392 3,001,852 $34,766,088
Class A - automatic conversion of Class C2 Shares
(1)
— — 56,975 664,327
Class C 19,568 200,629 168,273 1,943,075
Class I 985,545 10,199,116 1,950,067 22,227,864
Shares issued to shareholders due to reinvestment of distributions:
Class A 153,778 1,589,511 269,632 3,074,792
Class C 8,970 92,329 14,628 166,124
Class I 68,401 708,634 110,472 1,261,083
2,296,533 23,761,611 5,571,899 64,103,353
Shares redeemed:
Class A (1,878,330) (19,425,541) (2,532,005) (28,567,958)
Class C (158,848) (1,638,614) (273,618) (3,078,973)
Class C2 - automatic conversion to Class A Shares
(1)
— — (57,225) (664,386)
Class I (973,234) (10,077,528) (1,628,568) (18,227,228)
(3,010,412) (31,141,683) (4,491,416) (50,538,545)
Net increase (decrease) (713,879) $(7,380,072) 1,080,483 $13,564,808
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
North Carolina Shares Amount Shares Amount
Shares sold:
Class A 11,519,428 $113,123,998 9,471,398 $100,533,823
Class A - automatic conversion of Class C Shares 22,179 224,020 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 123,860 1,414,480
Class C 49,281 485,221 159,622 1,790,351
Class I 8,647,003 85,611,735 13,491,064 147,840,021
Shares issued to shareholders due to reinvestment of distributions:
Class A 178,466 1,764,000 326,797 3,614,948
Class C 5,253 51,950 8,650 95,815
Class I 289,343 2,870,518 581,729 6,443,999
20,710,953 204,131,442 24,163,120 261,733,437
Shares redeemed:
Class A (10,847,168) (105,830,671) (13,770,919) (146,605,610)
Class C (194,865) (1,927,142) (376,855) (4,147,444)
Class C - automatic conversion to Class A Shares (22,157) (224,020) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (123,864) (1,414,528)
Class I (15,184,860) (150,485,608) (17,419,583) (184,892,764)
(26,249,050) (258,467,441) (31,691,221) (337,060,346)
Net increase (decrease) (5,538,097) $(54,335,999) (7,528,101) $(75,326,909)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 191,102,072 $ 1,871,749 $ (11,896,092) $ (10,024,343)
Louisiana
229,154,780 7,077,147 (18,525,636) (11,448,489)
North Carolina
559,095,994 9,578,481 (24,016,010) (14,437,529)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 238,202 $ 206 $ — $ (9,037,495) $ (4,237,553) $ — $ (332,702) $ (13,369,342)
Louisiana
434,148 14,760 — (4,981,856) (4,545,047) — (440,386) (9,518,381)
North Carolina
470,211 4,875 — (9,865,585) (19,719,268) — (950,918) (30,060,685)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
Fund
Short-Term Long-Term Total
Georgia
$ 3,018,717 $ 1,218,836 $ 4,237,553
Louisiana
3,356,230 1,188,817 4,545,047
North Carolina
12,459,842 7,259,426 19,719,268
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2022, the complex-level fee rate for each Fund was as follows:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Georgia
0 .1585%
Louisiana
0 .1585%
North Carolina
0 .1585%
Fund
Purchases Sales
Realized
Gain (Loss)
Georgia
$ 8,205,367 $ 8,103,393 $ (1,063,481)
Louisiana
— — —
North Carolina
4,646,446 4,683,362 (732,387)

Notes to Financial Statements
(Unaudited) (continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Georgia
$ 16,238 $ 15,100
Louisiana
40,013 38,391
North Carolina
19,689 18,376
Fund
Commission
Advances
Georgia
$ 9,056
Louisiana
29,381
North Carolina
12,094
Fund
12b-1 Fees
Retained
Georgia
$ 1,378
Louisiana
8,973
North Carolina
3,350
Fund
CDSC
Retained
Georgia
$ 2,068
Louisiana
8,548
North Carolina
5,794

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Georgia
$ 4,500,000
Louisiana
2,900,000
North Carolina
22,000,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
13 $ 2,261,538 4.28%
Louisiana
20 1,370,000 4.13
North Carolina
21 10,380,952 3.78

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average
: Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Georgia Index:
An index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Louisiana Index:
An index designed to measure the performance of the tax-exempt Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

S&P Municipal Bond North Carolina Index:
An index designed to measure the performance of the tax-exempt North
Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS5-1122P 2655323-INV-B-01/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 3, 2023